Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (2,907,839)	$ (4,833,764)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock-based compensation	983,612	1,324,687
Depreciation of fixed assets	1,931	662
Fixed asset disposal		6,954
Amortization of intangible assets	141	141
Amortization of right-to-use asset	12,639	11,663
Change in fair value of contingent liability	(146,000)	(6,275)
Changes in operating assets and liabilities:
Prepaid research and development expenses		(3,847)
Prepaid expenses and other current assets	123,604	204,179
Accrued expenses	(682,099)	474,810
Accounts payable	129,070	(12,246)
Change in operating lease liability	(11,812)	(10,388)
Net cash used in operating activities	(2,496,753)	(2,843,424)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of fixed assets		(30,875)
Purchase consideration paid for acquisition, net of cash acquired		30,589
Net cash used in investing activities		(286)
CASH FLOWS FROM FINANCING ACTIVITIES:
Net proceeds from sale of common stock and warrants	9,123,741	2,641,003
Proceeds from warrant exercise		1,425,000
Proceeds from options exercise		14,500
Net cash provided by financing activities	9,123,741	4,080,503
NET INCREASE IN CASH AND CASH EQUIVALENTS	6,626,988	1,236,793
CASH AND CASH EQUIVALENTS-BEGINNING OF PERIOD	6,062,173	4,401,114
CASH AND CASH EQUIVALENTS-END OF PERIOD	12,689,161	5,637,907
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Interest paid
Income taxes paid
Issuance of common stock for acquisition		1,060,150
Contingent consideration for acquisition		$ 732,287